DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

September 4, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Emerging Markets Equity Fund (formerly Deutsche Emerging Markets Equity Fund) (the “Fund,”) a series of Deutsche DWS International Fund, Inc. (the “Corporation”) (formerly Deutsche International Fund, Inc.) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 174 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on August 29, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.